Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	2,990	5,200
Accounts receivable	165,091	161,131
Deferred income tax asset	48,476
Deferred financial assets	9,198	54,165
Other current assets	7,641	7,623
Total	233,396	228,119
Property, plant and equipment:
Oil and natural gas properties (full cost method)	2,420,144	2,315,599
Other capital assets, net	21,210	22,196
Property, plant and equipment	2,441,354	2,337,795
Goodwill	609,975	599,716
Deferred income tax asset	364,411	437,076
Deferred financial assets	19,274	8,013
Marketable securities	13,389	7,699
Total Assets	3,681,799	3,618,418
Current liabilities
Accounts payable	377,157	278,550
Dividends payable	18,250	17,882
Current portion of long-term debt	48,713	45,566
Deferred income tax liability		9,430
Deferred financial credits	37,031	18,522
Total	481,151	369,950
Long-term debt	976,585	1,023,999
Deferred financial credits		17,127
Asset retirement obligation	291,761	256,102
Total	1,268,346	1,297,228
Total Liabilities	1,749,497	1,667,178
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2013 - 203 million shares December 31, 2012 - 199 million shares - Reference Note 1	3,061,839	2,997,682
Paid-in capital	38,398	32,293
Accumulated deficit	(1,117,238)	(948,350)
Accumulated other comprehensive income/(loss)	(50,697)	(130,385)
Total	1,932,302	1,951,240
Total Liabilities & Equity	3,681,799	3,618,418
Commitments, Contingencies and Guarantees